GENERAL (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Apr. 01, 2013
Entity-Wide Revenue, Major Customer, Percentage	11.80%	14.30%
Mailvision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage			29.20%
Acquisition Costs	$ 233
Additional Earn Out Consideration Payable	$ 233
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%